SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023 (remaining three months)	$ 12
2023	50	$ 39
2024	50	39
2025	35	39
2026	29	23
Thereafter	257
Net intangible assets	433	302	$ 341
2027		18
Thereafter		144
Total	$ 433	$ 302	$ 341